                                                               [LOGO OF MetLife]

MetLife Insurance Company USA
11225 North Community House Road
Charlotte, NC 28277

November 21, 2014

VIA EDGAR TRANSMISSION
----------------------

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  MetLife Insurance Company USA and
     MetLife Investors Variable Annuity Account One
     File Nos. 333-200258/811-05200
     (COVA VA SPDA)
     Rule 497(j) Certification
     --------------------------------------

Members of the Commission:

On behalf of MetLife Insurance Company USA (the "Company") and MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement dated November 17, 2014 and Statement of Additional Information ("SAI") Supplement dated November 17, 2014 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement and SAI Supplement contained in the Registration Statement on Form N-4 for the Account filed electronically with the Commission on November 17, 2014.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,


/s/ John M. Richards
John M. Richards
Assistant General Counsel
Metropolitan Life Insurance Company